Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Property on Operating Lease
	December 31, 2020	December 31, 2021
	RMB	RMB
Building	53,049,213	—
Less: Accumulated depreciation	(20,497,038)	—
	32,552,175	—